UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04923

Longleaf Partners Funds Trust

(Exact name of registrant as specified in charter)

c/o Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Address of principal executive offices) (Zip code)

Andrew R. McCarroll, Esq.

Southeastern Asset Management, Inc.

6410 Poplar Avenue, Suite 900, Memphis, TN 38119

(Name and address of agent for service)

Registrant’s telephone number, including area code: (901) 761-2474

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1. — Schedule of Investments

Longleaf Partners Fund

Schedule of Investments

March 31, 2014

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Air Freight & Logistics
FedEx Corporation	4,136,612	$548,349,287	6.7%

Capital Markets
The Bank of New York Mellon Corporation	11,341,000	400,223,890	4.9

Diversified Financial Services
Berkshire Hathaway Inc. – Class B*	2,740,320	342,457,790	4.2

Diversified Telecommunication Services
Level 3 Communications, Inc.*(a)	15,026,565	588,139,754	7.1

Food Products
Mondelez International, Inc. – Class A	11,752,000	406,031,600	4.9

Health Care Equipment & Supplies
Abbott Laboratories	9,696,076	373,395,887	4.5

Industrial Conglomerates
Koninklijke Philips N.V.	8,818,600	310,232,546	3.8
Koninklijke Philips N.V. ADR	2,643,400	92,941,944	1.1

		403,174,490	4.9

Insurance
Aon plc	774,841	65,303,599	0.8
Loews Corporation	13,853,000	610,224,650	7.4
The Travelers Companies, Inc.	3,190,885	271,544,313	3.3

		947,072,562	11.5

Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation	18,608,927	476,760,710	5.8
CONSOL Energy Inc.(a)	11,692,000	467,095,400	5.7
Murphy Oil Corporation	5,178,829	325,541,191	3.9

		1,269,397,301	15.4

Real Estate Management & Development
Cheung Kong Holdings Limited	32,973,000	548,265,007	6.7

Total Common Stocks (Cost $4,218,643,560)		5,826,507,568	70.8

Preferred Stock
Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation Convertible Preferred Stock 5.75%	56,500	63,456,562	0.8
Chesapeake Energy Corporation Convertible Preferred Stock – Series A 5.75%	45,480	50,966,025	0.6

Total Preferred Stocks (Cost $83,894,895)		114,422,587	1.4

continued

Options Purchased	Share Quantity	Market Value	% of Net Assets
Insurance
Aon plc Call, 9/30/15, with J.P. Morgan, Strike Price $80 (Cost $30,018,783)	5,303,672	$56,537,144	0.7%

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 4/1/14, Repurchase price $308,326,000 (Collateral: $338,550,000 U.S. Treasury Bonds, 3.54% – 3.57% due 2/15/42 to 8/15/42, Value $314,495,063)	308,326,000	308,326,000	3.7
U.S. Treasury Bills, 0.02% – 0.03% due 4/10/14 to 6/26/14	2,000,000,000	1,999,937,206	24.3

Total Short-Term Obligations (Cost $2,308,233,667)		2,308,263,206	28.0

Total Investments (Cost $6,640,790,905)		8,305,730,505	100.9

Options Written		(11,668,078)	(0.1)

Other Assets and Liabilities, Net		(66,498,642)	(0.8)

Net Assets		$8,227,563,785	100.0%

Net asset value per share		$33.84

Options Written	Share Equivalents	Unrealized Gain	Market Value	% of Net Assets
Insurance
Aon plc Put, 9/30/15, with J.P. Morgan, Strike Price $65 (Premiums received $22,858,826)	(5,303,672)	$11,190,748	$(11,668,078)	(0.1)%

*	Non-income producing security.
(a)	Affliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).

See footnotes on page 9.

Longleaf Partners Small-Cap Fund

Schedule of Investments

March 31, 2014

(Unaudited)

Common Stock	Share Quantity	Market Value	Net Assets
Construction & Engineering
OCI N.V.*	1,015,533	$46,077,919	1.1%

Construction Materials
Texas Industries, Inc.*(a)	7,510,757	673,114,042	15.6

Diversified Consumer Services
Graham Holdings Company – Class B(a)	428,000	301,205,000	7.0

Diversified Telecommunication Services
Level 3 Communications, Inc.*	8,662,900	339,065,906	7.9
tw telecom inc.*	5,382,000	168,241,320	3.9

		507,307,226	11.8

Hotels, Restaurants & Leisure
DineEquity, Inc.(a)	1,261,654	98,497,328	2.3
Vail Resorts, Inc.(a)	2,477,000	172,646,900	4.0

		271,144,228	6.3

Industrial Conglomerates
Hopewell Holdings Limited (a)	44,492,000	153,095,747	3.6

Insurance
Everest Re Group, Ltd.	1,449,600	221,861,280	5.2
Fairfax Financial Holdings Limited	366,000	158,914,518	3.7

		380,775,798	8.9

Media
Scripps Networks Interactive, Inc. – Class A	2,052,600	155,812,866	3.6

Real Estate Investment Trusts (REITs)
Empire State Realty Trust, Inc. – Class A(a)	12,270,850	185,412,544	4.3
Rayonier Inc.	414,995	19,052,421	0.4

		204,464,965	4.7

Total Common Stocks (Cost $1,625,243,639)		2,692,997,791	62.6

continued

Short-Term Obligations	Share Quantity	Market Value	Net Assets
Repurchase Agreement with State Street Bank, 0.0% due 4/1/14, Repurchase price $197,840,000 (Collateral: $235,680,000 U.S. Treasury Bond, 3.57% due 8/15/42, Value $201,801,000)	197,840,000	$197,840,000	4.6%
U.S. Treasury Bills, 0.01% – 0.02% due 4/3/14 to 6/19/14	1,400,000,000	1,399,956,856	32.6

Total Short-Term Obligations (Cost $1,597,779,500)		1,597,796,856	37.2

Total Investments (Cost $3,223,023,139)		4,290,794,647	99.8

Other Assets and Liabilities, Net		7,942,254	0.2

Net Assets		$4,298,736,901	100.0%

Net asset value per share		$34.14

*	Non-income producing security.
(a)	Affiliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).

See footnotes on page 9.

Longleaf Partners International Fund

Schedule of Investments

March 31, 2014

(Unaudited)

Common Stock	Share Quantity	Market Value	Net Assets
Air Freight & Logistics
TNT Express NV	5,040,527	$49,452,947	2.6%

Commercial Services & Supplies
Mineral Resources Limited	6,363,189	67,880,401	3.6

Construction & Engineering
Ferrovial S.A.	3,971,000	86,082,874	4.6
Hochtief AG	542,220	49,303,123	2.6
OCI N.V.*	2,393,157	108,585,044	5.8
UGL Limited	1,115,911	7,280,459	0.4

		251,251,500	13.4

Construction Materials
Lafarge S.A.	1,628,500	127,105,034	6.8

Diversified Financial Services
EXOR S.p.A.	2,946,277	132,226,303	7.0

Food Products
Orkla ASA	10,860,100	92,583,569	4.9

Hotels, Restaurants & Leisure
Genting Berhad	15,896,500	48,756,476	2.6
Melco International Development Limited	24,848,000	83,542,823	4.5

		132,299,299	7.1

Industrial Conglomerates
Koninklijke Philips N.V.	2,655,666	93,424,583	5.0

Insurance
Fairfax Financial Holdings Limited	160,900	69,861,601	3.7

Media
News Corporation – Class A*	467,300	8,046,906	0.5
News Corporation – Class B*	4,539,100	75,802,970	4.0

		83,849,876	4.5

Oil, Gas & Consumable Fuels
Koninklijke Vopak N.V.	841,180	46,952,442	2.5

Real Estate Management & Development
BR Properties S.A.	3,037,000	24,895,637	1.3
Cheung Kong Holdings Limited	7,816,000	129,962,069	6.9
K. Wah International Holdings Limited (a)	155,199,000	104,357,616	5.6

		259,215,322	13.8

Textiles, Apparel & Luxury Goods
Christian Dior S.A.	379,085	72,809,859	3.9
Guinness Peat Group Plc*	21,993,270	12,980,392	0.7

		85,790,251	4.6

continued

Common Stock	Share Quantity	Market Value	Net Assets
Wireless Telecommunication Services
Vodafone Group plc ADR	1,069,738	$39,377,056	2.1%

Total Common Stocks (Cost $1,130,071,241)		1,531,270,184	81.6

Preferred Stock
Metals & Mining
Manabi S.A. – Class A Preferred*(a)(b)
Total Preferred Stocks (Cost $90,630,186)	91,000	80,980,375	4.3

Warrants
Hotels, Restaurants & Leisure
Genting Berhad Warrants 12/18/18* (Cost $24,597,822)	29,530,550	26,225,263	1.4

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 4/1/14, Repurchase price $83,807,000 (Collateral: $91,795,000 U.S. Treasury Bond, 3.54% due 2/15/42, Value $85,484,094)	83,807,000	83,807,000	4.5
U.S. Treasury Bills, 0.01% – 0.02% due 4/3/14 to 5/29/14	150,000,000	149,995,792	8.0

Total Short-Term Obligations (Cost $233,802,792)		233,802,792	12.5

Total Investments (Cost $1,479,102,041)		1,872,278,614	99.8

Other Assets and Liabilities, Net		3,964,318	0.2

Net Assets		$1,876,242,932	100.0%

Net asset value per share		$18.48

*	Non-income producing security.
(a)	Affliated issuer, as defined under Section 2(a)(3) of the Investment Company Act of 1940 (ownership of 5% or more of the outstanding voting securities of the issuer during the period).
(b)	Illiquid. Board Valued.

See footnotes on page 9.

Longleaf Partners Global Fund

Schedule of Investments

March 31, 2014

(Unaudited)

Common Stock	Share Quantity	Market Value	% of Net Assets
Air Freight & Logistics
FedEx Corporation	20,807	$2,758,176	2.0%
TNT Express NV	178,444	1,750,726	1.3

		4,508,902	3.3

Capital Markets
The Bank of New York Mellon Corporation	196,094	6,920,157	5.1

Construction & Engineering
Hochtief AG	24,608	2,237,563	1.6
OCI N.V.*	168,607	7,650,229	5.6

		9,887,792	7.2

Diversified Financial Services
EXOR S.p.A.	153,000	6,866,505	5.0

Diversified Telecommunication Services
Level 3 Communications, Inc.*	371,627	14,545,481	10.6

Food Products
Mondelez International, Inc. – Class A	39,718	1,372,257	1.0
Orkla ASA (Norway)	802,200	6,838,845	5.0

		8,211,102	6.0

Hotels, Restaurants & Leisure
Genting Berhad	1,187,649	3,642,662	2.7
Melco International Development Limited	1,757,388	5,908,611	4.3

		9,551,273	7.0

Industrial Conglomerates
Koninklijke Philips N.V.	52,217	1,836,960	1.3

Insurance
Everest Re Group, Ltd.	16,704	2,556,547	1.9
Fairfax Financial Holdings Limited	4,802	2,084,993	1.5
Loews Corporation	145,515	6,409,936	4.7

		11,051,476	8.1

Machinery
CNH Industrial N.V.*	119,861	1,378,401	1.0

Media
News Corporation – Class A*	66,000	1,136,520	0.8
News Corporation – Class B*	284,600	4,752,820	3.5

		5,889,340	4.3

Oil, Gas & Consumable Fuels
Chesapeake Energy Corporation	311,700	7,985,754	5.8
Koninklijke Vopak N.V.	61,600	3,438,349	2.5
Murphy Oil Corporation	56,708	3,564,665	2.6

		14,988,768	10.9

continued

Common Stock	Share Quantity	Market Value	% of Net Assets
Real Estate Management & Development
Cheung Kong Holdings Limited	598,029	$9,943,844	7.3%
Sino Land Company Limited	593,000	874,040	0.6

		10,817,884	7.9

Textiles, Apparel & Luxury Goods
Guinness Peat Group Plc*	9,987,700	5,894,724	4.3

Total Common Stocks (Cost $97,738,142)		112,348,765	82.0

Warrants
Hotels, Restaurants & Leisure
Genting Berhad Warrants 12/18/18* (Cost $1,143,803)	1,454,462	1,291,667	0.9

Short-Term Obligations	Principal Amount
Repurchase Agreement with State Street Bank, 0.0% due 4/1/14, Repurchase price $23,502,000 (Collateral: $25,745,000 U.S. Treasury Bond, 3.54% due 2/15/42, Value $23,975,031)	23,502,000	23,502,000	17.2

Total Investments (Cost $122,383,945)		137,142,432	100.1

Other Assets and Liabilities, Net		(81,354)	(0.1)

Net Assets		$137,061,078	100.0%

Net asset value per share		$13.19

*	Non-income producing security.

See footnotes on page 9.

Longleaf Partners Funds Trust

Notes to Schedules of Investments

March 31, 2014

(Unaudited)

1. Organization, Significant Accounting Policies, and other investment related disclosures are hereby incorporated by reference from the December 31, 2013 Annual Report, previously filed with the Securities and Exchange Commission on Form N-CSR.

2. Unrealized Appreciation (Depreciation) and Tax Cost

The net unrealized appreciation and federal tax cost of investments held by each fund as of the period end were as follows:

	Partners Fund	Small-Cap Fund	International Fund	Global Fund
Unrealized Appreciation	$1,664,940,433	$1,067,771,508	$418,329,138	$15,481,116
Unrealized Depreciation	(833)	-	(25,152,565)	(722,629)

Net Unrealized Appreciation	1,664,939,600	1,067,771,508	393,176,573	14,758,487

Cost for Federal Income Tax Purposes	6,645,652,666	3,223,023,139	1,500,378,434	122,455,370

3. Investments in Affiliates

Under Section 2(a)(3) of the Investment Company Act of 1940, a portfolio company is defined as “affiliated” if a Fund owns five percent or more of its voting stock. Each Fund held at least five percent of the outstanding voting stock of the following companies during the period ended March 31, 2014.

	Shares at	Market Value at
	March 31, 2014	March 31, 2014	December 31, 2013
Partners Fund
CONSOL Energy Inc.	11,692,000	$467,095,400	$444,763,680
Level 3 Communications, Inc.*	15,026,565	588,139,754	498,431,161

		1,055,235,154	943,194,841

Small-Cap Fund
DineEquity, Inc.	1,261,654	98,497,328	105,411,192
Empire State Realty Trust, Inc.	12,270,850	185,412,544	187,744,005
Graham Holdings Company – Class B	428,000	301,205,000	283,900,960
Hopewell Holdings Limited	44,492,000	153,095,747	85,251,651
Texas Industries, Inc.*	7,510,757	673,114,042	516,589,866
Vail Resorts, Inc.	2,477,000	172,646,900	186,344,710

		1,583,971,561	1,365,242,384

International Fund
K. Wah International Holdings Limited	155,199,000	104,357,616	8,987,478
Manabi Holding S.A. – Class A Preferred*	91,000	80,980,375	77,882,577

		$185,337,991	$86,870,055

	Purchases	Sales	Dividend Income
Partners Fund
CONSOL Energy Inc.	$-	$-	$730,750
Level 3 Communications, Inc.*	-	-	-

	-	-	730,750

Small-Cap Fund
DineEquity, Inc.	-	-	946,241
Empire State Realty Trust, Inc.	-	-	1,043,022
Graham Holdings Company – Class B	-	-	1,091,400
Hopewell Holdings Limited	65,976,716	-	2,198,539
Texas Industries, Inc.*	-	-	-
Vail Resorts, Inc.	-	-	1,027,955

	65,976,716	-	6,307,157

International Fund
K. Wah International Holdings Limited	106,535,355	-	-
Manabi Holding S.A. – Class A Preferred*	-	-	-

	$106,535,355	$-	$-

*	- Non-income producing

4. Fair Value for Financial Reporting

Statement of Financial Accounting Standards ASC 820 establishes a single definition of fair value for financial reporting, creates a three-tier framework for measuring fair value based on inputs used to value the Funds’ investments, and requires additional disclosure about the use of fair value measurements. The hierarchy of inputs is summarized below.

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Observable inputs are those based on market data obtained from sources independent of the Funds’, and unobservable inputs reflect the Funds’ own assumptions based on the best information available. The input levels are not necessarily an indication of risk or liquidity associated with investing in those securities.

A summary of the inputs used in valuing the Funds’ net assets as of March 31, 2014 follows:

	Level 1	Level 2	Level 3	Total Value
Partners
Common Stock	$4,968,010,015	$858,497,553	$-	$5,826,507,568
Preferred Stock	-	114,422,587	-	114,422,587
Short-Term Obligations	2,308,263,206	-	-	2,308,263,206
Options Purchased	-	56,537,144	-	56,537,144
Options Written	-	(11,668,078)	-	(11,668,078)

Total	7,276,273,221	1,017,789,206	-	8,294,062,427

Small-Cap
Common Stock	2,539,902,044	153,095,747	-	2,692,997,791
Short-Term Obligations	1,597,796,856	-	-	1,597,796,856

Total	4,137,698,900	153,095,747	-	4,290,794,647

International
Common Stock	373,521,656	1,157,748,528	-	1,531,270,184
Preferred Stock	-	-	80,980,375	80,980,375
Short-Term Obligations	233,802,792	-	-	233,802,792
Warrants	26,225,263	-	-	26,225,263

Total	633,549,711	1,157,748,528	80,980,375	1,872,278,614

Global
Common Stock	67,428,325	44,920,440	-	112,348,765
Short-Term Obligations	23,502,000	-	-	23,502,000
Warrants	1,291,667	-	-	1,291,667

Total	$92,221,992	$44,920,440	$-	$137,142,432

Certain foreign securities are fair valued by utilizing an external pricing service in the event of any significant market movements between the time the Funds value such foreign securities and the earlier closing of foreign markets. Such fair valuations are categorized as Level 2 in the hierarchy. Between December 31, 2013 and March 31, 2014, application of these valuation procedures triggered reclassifications from Level 1 to Level 2 of $858,497,553, $153,095,747, $1,157,748,528 and $44,920,440 in the Partners, Small-Cap, International and Global Funds, respectively.

For Level 3 securities, the Funds use valuation techniques to measure fair value that are consistent with the market approach. The market approach uses prices and other relevant information generated by market transactions involving comparable securities or related indices.

The sole Level 3 security at March 31, 2014 was Manabi S.A. Class A Preferred (Manabi), an illiquid and fair valued investment of the Longleaf Partners International Fund acquired in a private placement. It is valued by taking into account company specific developments and other relevant factors. These other factors include: transactions in company shares; the value assigned to the investment in any subsequent capital raises; broker quotes, if available; trading multiples of comparable public companies, and other significant events (e.g., government action or natural disaster) that could impact values.

The following is a reconciliation of Level 3 holdings for which significant unobservable inputs were used in determining fair value as of March 31, 2014:

Level 3 Holdings	International Fund
Fair value beginning of period	$77,882,577
Unrealized gain	3,097,798
Fair value at March 31, 2014	$80,980,375

5. Derivatives Instruments

To the extent owned, options, swaps and forward currency contracts are included in a Fund’s Schedule of Investments.

Purchased call options secure upside exposure to the underlying security at low implied long-term interest rates. The maximum loss exposure is the premium paid for the options. Used in tandem with written put options, a Fund gets synthetic exposure to the underlying security without tying up cash.

Item 2. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective and provide reasonable assurance that information required to be disclosed by the investment company in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) At the date of filing this Form N-Q, the registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Longleaf Partners Funds Trust

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Trustee

Date	May 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ O. Mason Hawkins
O. Mason Hawkins
Chairman and CEO, Southeastern Asset Management, Inc.
Functioning as principal executive officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 23, 2014

By	/s/ Julie M. Bishop
Julie M. Bishop
Mutual Fund CFO & Principal, Southeastern Asset Management, Inc.
Functioning as principal financial officer under agreements with Longleaf Partners Funds Trust and its separate series.

Date	May 23, 2014